CONSOLIDATED	12 Months Ended
Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Abstract]
CONSOLIDATED

CONSOLIDATED BALANCE SHEETS (UNAUDITED)

(dollars in thousands, except per share data)

	At September 30, 2012		At June 30, 2012		At March 31, 2012
	As Previously	As	As Previously	As	As Previously	As
	Reported	Restated	Reported	Restated	Reported	Restated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$20,419	$20,419	$28,746	$28,746	$33,552	$33,552
Restricted cash	—	—	—	—	1,200	1,200
Accounts and notes receivable, net
Dividend receivable	—	—	12,200	12,200	12,200	12,200
Joint interest and other	3,411	3,411	6,315	6,315	12,740	12,740
Notes receivable	—	—	—	—	3,335	3,335
Advances to and receivable from equity affiliate	2,690	2,690	2,538	2,538	2,384	2,384
Deferred income tax(g)	2,628	—	2,628	—	2,628	—
Prepaid expenses and other	2,435	2,435	1,692	1,692	1,261	1,261

TOTAL CURRENT ASSETS	31,583	28,955	54,119	51,491	69,300	66,672
OTHER ASSETS	5,730	5,730	5,555	5,555	5,186	5,186
LONG-TERM RECEIVABLE, EQUITY AFFILIATE	12,200	12,200	—	—	—	—
INVESTMENT IN EQUITY AFFILIATE(a)	404,705	405,078	384,473	384,779	361,812	361,950
PROPERTY AND EQUIPMENT:
Oil and gas properties(b)	72,181	67,446	70,292	66,017	67,784	63,939
Other administrative property, net	883	883	934	934	1,027	1,027

Net property and equipment	73,064	68,329	71,226	66,951	68,811	64,966

TOTAL ASSETS	$527,282	$520,292	$515,373	$508,776	$505,109	$498,774

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable-trade	$952	$952	$1,044	$1,044	$2,548	$2,548
Accounts payable-carry obligation	—	—	—	—	3,596	3,596
Accrued expense(f)	9,164	8,896	8,896	8,896	8,177	8,177
Accrued interest payable(h)	679	283	1,008	612	653	257
Other current liabilities(g)	4,835	2,632	4,835	2,632	4,835	2,632
Income taxes payable(c)	1,579	1,551	1,251	1,221	979	950
Current portion – long term debt	9,000	9,000	15,551	15,551	15,551	15,551

TOTAL CURRENT LIABILITIES	26,209	23,314	32,585	29,956	36,339	33,711
OTHER LIABILITIES	1,054	1,054	956	956	949	949
WARRANT DERIVATIVE LIABILITY(d)	—	5,830	—	6,079	—	4,438
COMMITMENTS AND CONTINGENCIES
EQUITY
STOCKHOLDERS’ EQUITY
Common stock	452	452	438	438	437	437
Additional paid-in capital(e)	264,329	255,672	256,009	247,178	254,625	245,794
Retained earnings	205,868	204,525	200,051	198,774	191,891	192,549
Treasury stock	(66,145)	(66,145)	(66,145)	(66,145)	(66,104)	(66,104)

TOTAL HARVEST STOCKHOLDERS’ EQUITY	404,504	394,504	390,353	380,245	380,849	372,676
NONCONTROLLING INTEREST(a)	95,515	95,590	91,479	91,540	86,972	87,000

TOTAL EQUITY	500,019	490,094	481,832	471,785	467,821	459,676

TOTAL LIABILITIES AND EQUITY	$527,282	$520,292	$515,373	$508,776	$505,109	$498,774

“As Previously Reported” reflects balances reported in the March 31, 2012, June 30, 2012 and September 30, 2012 Quarterly Report on Form 10-Q. “As Restated” reflects the final restated balances.

2012 Consolidated Balance Sheet Corrections:

(a)	Represents a previously identified immaterial error.
(b)	Relates to lease maintenance costs and exploration overhead that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
(c)	Income tax effect of the adjustments and income taxes improperly classified as interest payable in 2011.
(d)	Represents the fair value of the Warrants at the reporting date.
(e)	For the three months ended March 31, 2012 and six months ended June 30, 2012, the adjustment to additional paid-in capital relates to (a) the reclassification of the Warrants from equity to warrant derivative liability of $11,122 thousand offset by an error recorded in 2011 for $2,730 thousand for the for the reversal of the original fair value of certain Warrants that did not qualify for equity classification and (b) deferred financing costs of $439 thousand that were erroneously expensed rather than capitalized to additional paid-in capital. For the nine months ended September 30, 2012, the adjustment to additional paid-in capital relates to (a) the reclassification of the Warrants from equity to warrant derivative liability of $11,122 thousand offset by an error recorded in 2011 for $2,730 thousand for the for the reversal of the original fair value of certain Warrants that did not qualify for equity classification and (b) deferred financing costs of $265 thousand that were erroneously expensed rather than capitalized to additional paid-in capital.
(f)	Relates to the improper expensing of costs associated with debt conversion.
(g)	Relates to a deferred tax asset that was erroneously reported gross of the related liability.
(h)	Represents other current liabilities that were improperly classified as interest payable and income taxes payable.

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED)

(dollars in thousands, except per share data)

	Nine Months Ended September 30, 2012					Six Months Ended June 30, 2012
	As Previously		As	Discontinued	Currently	As Previously		As	Discontinued	Currently
	Reported	Adjustments	Restated	Operations	Reported	Reported	Adjustments	Restated	Operations	Reported
Expenses:
Depreciation and amortization	$316	$—	$316	$(24)	$292	$210	$—	$210	$(16)	$194
Exploration expense(a)	4,200	1,300	5,500	(255)	5,245	2,725	922	3,647	(273)	3,374
Dry hole costs	5,617	—	5,617	(4,932)	685	5,617	—	5,617	(4,850)	767
General and administrative	17,446	—	17,446	(1,009)	16,437	12,366	—	12,366	(736)	11,630

	27,579	1,300	28,879	(6,220)	22,659	20,918	922	21,840	(5,875)	15,965

Loss From Operations	(27,579)	(1,300)	(28,879)	6,220	(22,659)	(20,918)	(922)	(21,840)	5,875	(15,965)
Other Non-Operation Income (Expense)
Investment earnings and other	231	—	231	—	231	149	—	149	—	149
Unrealized gain (loss) on warrant derivative(b)	—	(960)	(960)	—	(960)	—	(1,209)	(1,209)	—	(1,209)
Interest expense(c)	(447)	302	(145)	—	(145)	(428)	302	(126)	—	(126)
Debt conversion expense(d)	(3,360)	12	(3,348)	—	(3,348)	(2,402)	—	(2,402)	—	(2,402)
Other non-operating expense	(2,801)	—	(2,801)	—	(2,801)	(1,723)	—	(1,723)	—	(1,723)
Loss on exchange rates	(94)	—	(94)	19	(75)	(70)	—	(70)	17	(53)

	(6,471)	(646)	(7,117)	19	(7,098)	(4,474)	(907)	(5,381)	17	(5,364)
Income (Loss) From Continuing Operations Before Income Taxes	(34,050)	(1,946)	(35,996)	6,239	(29,757)	(25,392)	(1,829)	(27,221)	5,892	(21,329)
Income Tax Expense (Benefit)(f)	(520)	1	(519)	—	(519)	(1,646)	(596)	(2,242)	—	(2,242)

Income (Loss) From Continuing Operations	(33,530)	(1,947)	(35,477)	6,239	(29,238)	(23,746)	(1,233)	(24,979)	5,892	(19,087)
Net Income From Equity Affiliate(e)	59,651	373	60,024	—	60,024	39,419	306	39,725	—	39,725

Net Income (Loss) From Continuing Operations	26,121	(1,574)	24,547	6,239	30,786	15,673	(927)	14,746	5,892	20,638
Discontinued Operations
Loss from discontinued operations	(1,699)	—	(1,699)	(6,239)	(7,938)	(1,699)	—	(1,699)	(5,892)	(7,591)
Income tax (expense) benefit(g)	—	—	—	—	—	595	(595)	—	—	—

Loss from discontinued operations	(1,699)	—	(1,699)	(6,239)	(7,938)	(1,104)	(595)	(1,699)	(5,892)	(7,591)

Net Income (Loss)	24,422	(1,574)	22,848	—	22,848	14,569	(1,522)	13,047	—	13,047
Less: Net Income (Loss) Attributable To Non-Controlling Interest(e)	11,837	75	11,912	—	11,912	7,801	61	7,862	—	7,862

Net Income (Loss) Attributable to Harvest	$12,585	$(1,649)	$10,936	$—	$10,936	$6,768	$(1,583)	$5,185	$—	$5,185

Net Loss Attributable to Harvest Per Common Share:
Basic earnings (loss) per share
Income (loss) from continuing operations	$0.39	$(0.04)	$0.35	$0.16	$0.51	$0.22	$(0.03)	$0.19	$0.15	$0.33
Discontinued operations	(0.05)	—	(0.05)	(0.16)	(0.21)	(0.03)	(0.02)	(0.05)	(0.15)	(0.19)

Net income (loss) attributable to Harvest	$0.34	$(0.04)	$0.30	$—	$0.30	$0.19	$(0.05)	$0.14	$—	$0.14

Diluted earnings (loss) per share
Income (loss) from continuing operations	$0.39	$(0.04)	$0.35	$0.16	$0.51	$0.21	$(0.03)	$0.18	$0.15	$0.32
Discontinued operations	(0.05)	—	(0.05)	(0.16)	(0.21)	(0.03)	(0.01)	(0.04)	(0.15)	(0.19)

Net income (loss) attributable to Harvest	$0.34	$(0.04)	$0.30	$—	$0.30	$0.18	$(0.04)	$0.14	$—	$0.13

Comprehensive Income (Loss)	$12,585	$(1,649)	$10,936	$—	$10,936	$6,768	$(1,583)	$5,185	$—	$5,185

“As Previously Reported” reflects balances reported in the June 30, 2012 and September 30, 2012 Quarterly Report on Form 10-Q. “As Restated” reflects the restated balances prior to discontinued operations presentation.

YTD 2012 Consolidated Statements of Operations and Comprehensive Income (Loss) Corrections:

(a)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
(b)	Represents changes in fair value of Warrants for the period. Such Warrants were previously classified as equity and were, therefore, not marked to market at the end of each reporting period.
(c)	Relates to the improper expensing of accrued interest associated with debt conversions.
(d)	Relates to the improper expensing of costs associated with debt conversions.
(e)	Represents a previously identified immaterial error.
(f)	Income tax effects of adjustments.
(g)	Represents a previously identified classification error between income tax on discontinued operations and income tax on continuing operations.

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED)

(dollars in thousands, except per share data)

	Three Months Ended September 30, 2012					Three Months Ended June 30, 2012
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Expenses
Depreciation and amortization	$106	$—	$106	$(8)	$98	$105	$—	$105	$(8)	$97
Exploration expense(a)	1,475	378	1,853	18	1,871	1,282	430	1,712	(171)	1,541
Dry hole costs	—	—	—	(82)	(82)	71	—	71	(71)	—
General and administrative	5,080	—	5,080	(273)	4,807	6,524	—	6,524	(325)	6,199

	6,661	378	7,039	(345)	6,694	7,982	430	8,412	(575)	7,837

Loss From Operations	(6,661)	(378)	(7,039)	345	(6,694)	(7,982)	(430)	(8,412)	575	(7,837)
Other Non-Operation Income (Expense)
Investment earnings and other	82	—	82	—	82	80	—	80	—	80
Unrealized gain (loss) on warrant derivative(b)	—	249	249	—	249	—	(1,641)	(1,641)	—	(1,641)
Interest expense	(19)	—	(19)	—	(19)	(34)	—	(34)	—	(34)
Debt conversion expense(c)	(958)	12	(946)	—	(946)	20	—	20	—	20
Other non-operating expense	(1,078)	—	(1,078)	—	(1,078)	(1,467)	—	(1,467)	—	(1,467)
Loss on exchange rates	(24)	—	(24)	2	(22)	(48)	—	(48)	5	(43)

	(1,997)	261	(1,736)	2	(1,734)	(1,449)	(1,641)	(3,090)	5	(3,085)

Loss From Companies Continuing Operations Before Income Taxes	(8,658)	(117)	(8,775)	347	(8,428)	(9,431)	(2,071)	(11,502)	580	(10,922)
Income Tax Expense (Benefit)(d)	1,126	597	1,723	—	1,723	(426)	(596)	(1,022)	—	(1,022)

Loss From Companies Continuing Operations	(9,784)	(714)	(10,498)	347	(10,151)	(9,005)	(1,475)	(10,480)	580	(9,900)
Net Income (Loss) From Equity Affiliate(e)	20,232	67	20,299	—	20,299	22,661	168	22,829	—	22,829

Net Income (Loss) From Continuing Operations	10,448	(647)	9,801	347	10,148	13,656	(1,307)	12,349	580	12,929
Discontinued Operations
Loss from discontinued operations	—	—	—	(347)	(347)	(1,584)	—	(1,584)	(580)	(2,164)
Income tax (expense) benefit(f)	(595)	595	—	—	—	595	(595)	—	—	—

Loss from discontinued operations	(595)	595	—	(347)	(347)	(989)	(595)	(1,584)	(580)	(2,164)

Net Income (Loss)	9,853	(52)	9,801	—	9,801	12,667	(1,902)	10,765	—	10,765
Less: Net Income (Loss) Attributable to Noncontrolling Interest(e)	4,036	14	4,050	—	4,050	4,507	33	4,540	—	4,540

Net Income (Loss) Attributable to Harvest	$5,817	$(66)	$5,751	$—	$5,751	$8,160	$(1,935)	$6,225	$—	$6,225

Net Loss Attributable to Harvest Per Common Share:
Basic earnings (loss) per share
Income (loss) from continuing operations	$0.17	$(0.02)	$0.15	$0.01	$0.16	$0.25	$(0.04)	$0.21	$0.02	$0.23
Discontinued operations	(0.02)	0.02	—	(0.01)	(0.01)	(0.03)	(0.01)	(0.04)	(0.02)	(0.06)

Net income (loss) attributable to Harvest	$0.15	$—	$0.15	$—	$0.15	$0.22	$(0.05)	$0.17	$—	$0.17

Diluted earnings (loss) per share
Income (loss) from continuing operations	$0.17	$(0.02)	$0.15	$0.01	$0.16	$0.22	$(0.03)	$0.19	$0.02	$0.21
Discontinued operations	(0.02)	0.02	—	(0.01)	(0.01)	(0.02)	(0.02)	(0.04)	(0.02)	(0.06)

Net income (loss) attributable to Harvest	$0.15	$—	$0.15	$—	$0.15	$0.20	$(0.05)	$0.15	$—	$0.15

Comprehensive Income (Loss)	$5,817	$(66)	$5,751	$—	$5,751	$8,160	$(1,935)	$6,225	$—	$6,225

“As Previously Reported” reflects balances reported in the June 30, 2012 and September 30, 2012 Quarterly Report on Form 10-Q. “As Restated” reflects the restated balances prior to discontinued operations presentation.

	Three Months Ended March 31, 2012
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Expenses:
Depreciation and amortization	$105	$—	$105	$(8)	$97
Exploration expense(a)	1,443	492	1,935	(102)	1,833
Dry hole costs	5,546	—	5,546	(4,779)	767
General and administrative	5,842	—	5,842	(411)	5,431

	12,936	492	13,428	(5,300)	8,128

Loss From Operations	(12,936)	(492)	(13,428)	5,300	(8,128)
Other Non-Operation Income (Expense)
Investment earnings and other	69	—	69	—	69
Unrealized gain (loss) on warrant derivative(b)	—	432	432	—	432
Interest expense(c)	(394)	302	(92)	—	(92)
Debt conversion expense	(2,422)	—	(2,422)	—	(2,422)
Other non-operating expense	(256)	—	(256)	—	(256)
Loss on exchange rates	(22)	—	(22)	12	(10)

	(3,025)	734	(2,291)	12	(2,279)
Income (Loss) From Continuing Operations Before Income Taxes	(15,961)	242	(15,719)	5,312	(10,407)
Income Tax Expense (Benefit)	(1,220)	—	(1,220)	—	(1,220)

Income (Loss) From Continuing Operations	(14,741)	242	(14,499)	5,312	(9,187)
Net Income From Equity Affiliate(e)	16,758	138	16,896	—	16,896

Net Income (Loss) From Continuing Operations	2,017	380	2,397	5,312	7,709
Discontinued Operations
Loss from discontinued operations	(115)	—	(115)	(5,312)	(5,427)
Income tax (expense) benefit	—	—	—	—	—

Loss from discontinued operations	(115)	—	(115)	(5,312)	(5,427)

Net Income (Loss)	1,902	380	2,282	—	2,282
Less: Net Income (Loss) Attributable To Non-Controlling Interest(e)	3,294	28	3,322	—	3,322

Net Income (Loss) Attributable to Harvest	$(1,392)	$352	$(1,040)	$—	$(1,040)

Net Loss Attributable to Harvest Per Common Share:
Basic earnings (loss) per share
Income (loss) from continuing operations	$(0.04)	$0.01	$(0.03)	$0.15	$0.13
Discontinued operations	—	—	—	(0.15)	(0.16)

Net income (loss) attributable to Harvest	$(0.04)	$0.01	$(0.03)	$—	$(0.03)

Diluted earnings (loss) per share
Income (loss) from continuing operations	$(0.04)	$0.01	$(0.03)	$0.14	$0.12
Discontinued operations	—	—	—	(0.14)	(0.14)

Net income (loss) attributable to Harvest	$(0.04)	$0.01	$(0.03)	$—	$(0.02)

Comprehensive Income (Loss)	$(1,392)	$352	$(1,040)	$—	$(1,040)

“As Previously Reported” reflects balances reported in the March 31, 2012, Quarterly Report on Form 10-Q. “As Restated” reflects the restated balances prior to discontinued operations presentation.

Quarter 2012 Consolidated Statements of Operations and Comprehensive Income (Loss) Corrections:

(a)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
(b)	Represents changes in fair value of the Warrants for the period. Such Warrants were previously classified as equity and were, therefore, not marked to market at the end of each reporting period.
(c)	Relates to the improper expensing of deferred financing costs associated with the debt conversions.
(d)	Income tax effect of adjustments.
(e)	Represents a previously identified immaterial error.
(f)	Represents a previously identified classification error between income tax on discontinued operations and income tax on continuing operations.

CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)

(dollars in millions, except per share data)

	Nine Months Ended September 30, 2012		Six Months Ended June 30, 2012		Three Months Ended March 31, 2012
	As Previously	As	As Previously	As	As Previously	As
	Reported	Restated	Reported	Restated	Reported	Restated
Cash Flows From Operating Activities:
Net income	$24,422	$22,848	$14,569	$13,047	$1,902	$2,282
Adjustments to reconcile net income to net cash used in operating activities:
Depletion, depreciation and amortization	316	316	210	210	105	105
Dry hole costs	5,617	5,617	5,617	5,617	5,546	5,546
Amortization of debt financing costs(d)	898	377	726	287	622	183
Debt conversion expense(i)	2,502	2,758	1,939	1,939	1,939	1,939
Allowance for account and note receivable	5,180	5,180	5,180	5,180	—	—
Write-off of accounts payable, carry obligation	(3,596)	(3,596)	(3,596)	(3,596)	—	—
Net income from equity affiliate(f)	(59,651)	(60,024)	(39,419)	(39,725)	(16,758)	(16,896)
Share-based compensation charges	2,809	2,809	2,124	2,124	886	886
Unrealized (gain) loss on warrant derivative(e)	—	960	—	1,209	—	(432)
Changes in operating assets and liabilities:
Accounts and notes receivables	9,086	9,086	6,182	6,182	1,602	1,602
Advances to equity affiliate(b)	(302)	—	(150)	—	4	—
Prepaid expenses and other	(1,693)	(1,693)	(950)	(950)	(533)	(533)
Other assets(a)	—	(984)	—	(829)	—	(378)
Accounts payable – trade	(6,429)	(6,429)	(6,337)	(6,337)	(4,833)	(4,833)
Accrued expenses(h)	(1,562)	(1,830)	(2,177)	(2,177)	(2,225)	(2,225)
Accrued interest	(1,329)	(1,329)	(971)	(971)	(902)	(902)
Other long-term liabilities	146	146	48	48	41	41
Income taxes payable(g)	861	862	533	532	261	261

Net Cash Used In Operating Activities	(22,725)	(24,926)	(16,472)	(18,210)	(12,343)	(13,354)

Cash Flows From Investing Activities:
Additions of property and equipment(c)	(16,252)	(14,733)	(14,205)	(13,146)	(12,607)	(11,978)
Advances to equity affiliate(b)	—	(302)	—	(150)	—	4
Increase (decrease) in restricted cash	1,200	1,200	1,200	1,200	—	—
Investment costs(a)	(984)	—	(829)	—	(378)	—

Net Cash Used In Investing Activities	(16,036)	(13,835)	(13,834)	(12,096)	(12,985)	(11,974)

Cash Flows From Financing Activities:
Net proceeds from issuances of common Stock	700	700	273	273	—	—
Financing costs	(466)	(466)	(167)	(167)	(66)	(66)

Net Cash Provided By (Used In) Financing Activities	234	234	106	106	(66)	(66)

Net Decrease in Cash and Cash Equivalents	(38,527)	(38,527)	(30,200)	(30,200)	(25,394)	(25,394)
Cash and Cash Equivalents at Beginning of Period	58,946	58,946	58,946	58,946	58,946	58,946

Cash and Cash Equivalents at End of Period	$20,419	$20,419	$28,746	$28,746	$33,552	$33,552

“As Previously Reported” reflects balances reported in the March 31, 2012, June 30, 2012 and September 30, 2012 Quarterly Report on Form 10-Q. “As Restated” reflects the final restated balances.

2012 Consolidated Statements of Cash Flows Corrections:

(a)	Relates to certain costs improperly classified as an investing activity rather than an operating activity.
(b)	Relates to the improper classification of Advances to Equity Affiliate as an operating activity rather than an investing activity.
(c)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
(d)	Relates to the improper expensing of deferred financing costs associated with the debt conversions that should have been recorded to equity.
(e)	Represents changes in fair value of Warrants for the period. Such Warrants were previously classified as equity and were, therefore, not marked to market at the end of each reporting period.
(f)	Represents a previously identified immaterial error.
(g)	Income tax effects of the adjustments.
(h)	Relates to the previously identified improper expensing of costs associated with debt conversion.
(i)	Relates to the improper expensing of accrued interest associated with the debt conversions that should have been recorded to equity.

In addition to the above, we have restated the Consolidated Statements of Stockholder’s Equity for the nine months ended September 30, 2012 to reflect the reclassification of the Warrants from equity to warrant derivative liability and to restate the January 1, 2011 beginning balances to reflect cumulative adjustments related to the previously described errors as follows:

	Common Shares Issued	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Non- Controlling Interest	Total Equity
Balance at January 1, 2011 as originally reported	40,103	$401	$230,362	$139,389	$(65,543)	$69,501	$374,110
Adjustments(a)(b)	—	—	(11,122)	(1,760)	—	—	(12,882)

Balance at January 1, 2011 as RESTATED	40,103	$401	$219,240	$137,629	$(65,543)	$69,501	$361,228

(a)	The adjustment to additional paid-in capital relates to the reclassification of the Warrants from equity to warrant derivative liability.
(b)	The adjustment to retained earnings relates to (a) lease maintenance costs of $313 thousand that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense, (b) the reduction in the fair value of the Warrants for the year ended December 31, 2010 of $344 thousand, additional amortization of debt of $1,098 thousand resulting from the increased discount allocated to the debt, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized rather than expensed prior to January 1, 2010.

	Common Shares Issued	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Non- Controlling Interest	Total Equity
Balance at December 31, 2011 as originally reported	40,625	$406	$236,192	$193,283	$(66,104)	$83,678	$447,455
Adjustments(a)(b)	—	—	(8,392)	306	—	—	(8,086)

Balance at December 31, 2011 as RESTATED	40,625	$406	$227,800	$193,589	$(66,104)	$83,678	$439,369

(a)	The adjustment to additional paid-in capital relates to the reclassification of the Warrants from equity to warrant derivative liability of $11,122 thousand offset by an error recorded in 2011 for $2,730 thousand for the for the reversal of the original fair value of certain Warrants that did not qualify for equity classification.
(b)	The adjustment to retained earnings relates to (a) net increase in 2010 and 2011 expense related to exploration expense of $2,523 thousand that was erroneously capitalized as oil and gas properties rather than expensed as exploration expense (includes consideration of reclassification between exploration expense and impairment of oil and gas properties), (b) net increase in unrealized gain on warrant derivatives of $10,130 thousand for cumulative 2010 and 2011, (c) net increase in interest expense of $2,921 thousand cumulative for 2010 and 2011, (d) net increase in loss on extinguishment of debt of $3,450 thousand for 2011, (e) net increase in income tax expense of $237 thousand for income taxes improperly classified as interest expense, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized rather than expensed prior to January 1, 2010.

	Common Shares Issued	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Non- Controlling Interest	Total Equity
Balance at September 30, 2012 as originally reported	45,181	$452	$264,329	$205,868	$(66,145)	$95,515	$500,019
Adjustments(a)(b)(c)	—	—	(8,657)	(1,343)	—	75	(9,925)

Balance at September 30, 2012 as RESTATED	45,181	$452	$255,672	$204,525	$(66,145)	$95,590	$490,094

(a)	The adjustment to additional paid-in capital relates to (a) the reclassification of the Warrants from equity to warrant derivative liability of $11,122 thousand offset by an error recorded in 2011 for $2,730 thousand for the for the reversal of the original fair value of certain Warrants that did not qualify for equity classification and (b) deferred financing costs of $265 thousand that were erroneously expensed rather than capitalized to additional paid-in capital.
(b)	The adjustment to retained earnings relates to (a) net increase in 2010, 2011 and nine months 2012 expense related to exploration expense of $3,823 thousand that was erroneously capitalized as oil and gas properties rather than expensed as exploration expense (includes consideration of reclassification between exploration expense and impairment of oil and gas properties), (b) net increase in unrealized gain on warrant derivatives of $9,170 thousand for cumulative 2010, 2011 and nine months 2012, (c) net increase in interest expense of $2,619 thousand cumulative for 2010, 2011, and nine months 2012, (d) net increase in loss on extinguishment of debt of $3,450 thousand for 2011, (e) increase in net income from equity affiliate of $373 thousand less noncontrolling interest of $75 thousand due to a previously identified immaterial error, (f) net increase in income tax expense of $238 thousand for income taxes improperly classified as interest expense, (g) net decrease in debt conversion expense of $12 thousand for the improper expensing of deferred financing costs associated with the debt conversions that should have been recorded in equity, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized rather than expensed prior to January 1, 2010.
(c)	The adjustment to noncontrolling interest relates to the net increase in net income from equity affiliated due to a previously identified immaterial error.

In addition to the above, we have restated Operating Segments to reflect the errors stated above and (a) reclassify noncontrolling interest from United States segment to Venezuela segment, (b) eliminate intrasegment receivables erroneously reported gross of related intrasegment payable, and (c) eliminate intrasegment revenue erroneously reported gross of related intrasegment expense.

	At September 30, 2012				At June 30, 2012				At March 31, 2012
	As Previously Reported	As Restated	Discontinued Operations	Currently Reported	As Previously Reported	As Restated	Discontinued Operations	Currently Reported	As Previously Reported	As Restated	Discontinued Operations	Currently Reported
Operating Segment Assets
Venezuela(a)	$408,550	$408,923	$—	$408,923	$388,311	$388,617	$—	$388,617	$365,497	$365,635	$—	$365,635
Indonesia(b)	13,005	10,494	—	10,494	12,862	10,622	—	10,622	14,388	12,503	—	12,503
Gabon(b)	57,420	55,606	—	55,606	56,211	54,492	—	54,492	56,567	54,899	—	54,899
Oman(b)	6,669	6,669	(6,669)	—	6,535	6,535	(6,535)	—	6,586	6,586	(6,586)	—
United States(c)	251,054	248,016	—	248,016	253,594	250,650	—	250,650	259,404	256,484	—	256,484
Discontinued operations	—	—	6,669	6,669	—	—	6,535	6,535	—	—	6,586	6,586

	736,698	729,708	—	729,708	717,513	710,916	—	710,916	702,442	696,107	—	696,107
Intersegment eliminations	(209,416)	(209,416)	—	(209,416)	(202,140)	(202,140)	—	(202,140)	(197,333)	(197,333)	—	(197,333)

Total Assets	$527,282	$520,292	$—	$520,292	$515,373	$508,776	$—	$508,776	$505,109	$498,774	$—	$498,774

(a)	Represents a previously identified immaterial error.
(b)	Relates to elimination of intrasegment receivables erroneously reported gross of related intrasegment payable.
(c)	Relates to elimination of intrasegment receivables erroneously reported gross of related intrasegment payable and a deferred tax asset that was erroneously reported gross of the related liability.

	Nine Months Ended September 30, 2012
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Segment Income (Loss) Attributable to Harvest
Venezuela(a)	$45,820	$298	$46,118	$—	$46,118
Indonesia(b)	(4,992)	(1,006)	(5,998)	—	(5,998)
Gabon(b)	(4,717)	(255)	(4,972)	—	(4,972)
Oman	(7,235)	—	(7,235)	7,235	—
United States(c)	(14,592)	(686)	(15,278)	(996)	(16,274)

Net income (loss) from continuing operations	14,284	(1,649)	12,635	6,239	18,874
Discontinued operations	(1,699)	—	(1,699)	(6,239)	(7,938)

Net income (loss) attributable to Harvest	$12,585	$(1,649)	$10,936	$—	$10,936

	Six Months Ended June 30, 2012
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Segment Income (Loss) Attributable to Harvest
Venezuela(a)	$30,448	$245	$30,693	$—	$30,693
Indonesia(b)	(3,701)	(733)	(4,434)	—	(4,434)
Gabon(b)	(2,985)	(162)	(3,147)	—	(3,147)
Oman	(6,531)	—	(6,531)	6,531	—
United States(c)	(9,359)	(338)	(9,697)	(639)	(10,336)

Net income (loss) from continuing operations	7,872	(988)	6,884	5,892	12,776
Discontinued operations(d)	(1,104)	(595)	(1,699)	(5,892)	(7,591)

Net income (loss) attributable to Harvest	$6,768	$(1,583)	$5,185	$—	$5,185

	Three Months Ended March 31, 2012
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Segment Income (Loss) Attributable to Harvest
Venezuela(a)	$12,715	$241	$12,956	$—	$12,956
Indonesia(b)	(2,476)	(380)	(2,856)	—	(2,856)
Gabon(b)	(1,315)	(110)	(1,425)	—	(1,425)
Oman	(5,608)	—	(5,608)	5,608	—
United States(c)	(4,593)	601	(3,992)	(296)	(4,288)

Net income (loss) from continuing operations	(1,277)	352	(925)	5,312	4,387
Discontinued operations	(115)	—	(115)	(5,312)	(5,427)

Net income (loss) attributable to Harvest	$(1,392)	$352	$(1,040)	$—	$(1,040)

(a)	Represents a previously identified immaterial error.
(b)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
(c)	Represents change in the fair value of the Warrants for the reporting period and improper expensing of debt conversion costs and lease maintenance costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
(d)	Represents a previously identified classification error between income tax on discontinued operations and income tax on continuing operations.

	Three Months Ended September 30, 2012					Three Months Ended June 30, 2012
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Segment Income (Loss) Attributable to Harvest
Venezuela(a)	$15,372	$53	$15,425	$—	$15,425	$17,733	$4	$17,737	$—	$17,737
Indonesia(b)	(1,291)	(273)	(1,564)	—	(1,564)	(1,225)	(353)	(1,578)	—	(1,578)
Gabon(b)	(1,732)	(93)	(1,825)	—	(1,825)	(1,670)	(52)	(1,722)	—	(1,722)
Oman	(704)	—	(704)	704	—	(923)	—	(923)	923	—
United States(c)	(5,233)	(348)	(5,581)	(357)	(5,938)	(4,766)	(939)	(5,705)	(343)	(6,048)

Net income (loss) from continuing operations	6,412	(661)	5,751	347	6,098	9,149	(1,340)	7,809	580	8,389
Discontinued operations(d)	(595)	595	—	(347)	(347)	(989)	(595)	(1,584)	(580)	(2,164)

Net income (loss) attributable to Harvest	$5,817	$(66)	$5,751	$—	$5,751	$8,160	$(1,935)	$6,225	$—	$6,225

(a)	Represents a previously identified immaterial error.
(b)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
(c)	Represents change in the fair value of the Warrants for the reporting period and improper expensing of debt conversion costs and lease maintenance costs that were erroneously capitalized as oil and gas properties rather than expensed to exploration expense.
(d)	Represents a previously identified classification error between income tax on discontinued operations and income tax on continuing operations.

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED)

(dollars in thousands, except per share data)

	Nine Months Ended September 30, 2011					Six Months Ended June 30, 2011
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Expenses:
Depreciation and amortization	$354	$—	$354	$(15)	$339	$243	$—	$243	$(10)	$233
Exploration expense(a)	7,414	(1,725)	5,689	(565)	5,124	5,839	(3,100)	2,739	(439)	2,300
Impairment expense(b)	—	3,335	3,335	-	3,335	—	3,335	3,335	—	3,335
General and administrative	18,015	—	18,015	(681)	17,334	13,724	—	13,724	(393)	13,331

	25,783	1,610	27,393	(1,261)	26,132	19,806	235	20,041	(842)	19,199

Income (Loss) From Operations	(25,783)	(1,610)	(27,393)	1,261	(26,132)	(19,806)	(235)	(20,041)	842	(19,199)
Other Non-operating Income (Expense)
Investment earnings and other	544	—	544	—	544	385	—	385	—	385
Unrealized gain (loss) on warrant derivative (c)	—	8,800	8,800	—	8,800	—	4,544	4,544	—	4,544
Interest expense(d)	(4,722)	(1,823)	(6,545)	—	(6,545)	(3,916)	(1,823)	(5,739)	—	(5,739)
Loss on early extinguishment of debt(e)	(9,682)	(3,450)	(13,132)	—	(13,132)	(9,682)	(3,450)	(13,132)	—	(13,132)
Other non-operating expense	(991)	—	(991)	—	(991)	(675)	—	(675)	—	(675)
Loss on exchange rates	(86)	—	(86)	10	(76)	(43)	—	(43)	3	(40)

	(14,937)	3,527	(11,410)	10	(11,400)	(13,931)	(729)	(14,660)	3	(14,657)
Income (Loss) From Continuing Operations Before Income Taxes	(40,720)	1,917	(38,803)	1,271	(37,532)	(33,737)	(964)	(34,701)	845	(33,856)
Income Tax Expense (Benefit)(f)	708	225	933	—	933	482	237	719	—	719

Income (Loss) From Continuing Operations	(41,428)	1,692	(39,736)	1,271	(38,465)	(34,219)	(1,201)	(35,420)	845	(34,575)
Net Income (Loss) From Equity Affiliate	55,216	—	55,216	—	55,216	36,740	—	36,740	—	36,740

Net Income (Loss) From continuing Operations	13,788	1,692	15,480	1,271	16,751	2,521	(1,201)	1,320	845	2,165
Discontinued Operations
Loss from discontinued operations	(2,786)	—	(2,786)	(1,271)	(4,057)	(2,786)	—	(2,786)	(845)	(3,631)
Gain on sale of oil and gas properties	103,969	—	103,969	—	103,969	103,933	—	103,933	—	103,933
Income tax expense	(5,748)	—	(5,748)	—	(5,748)	(5,748)	—	(5,748)	—	(5,748)

Loss from discontinued operations	95,435	—	95,435	(1,271)	94,164	95,399	—	95,399	(845)	94,554

Net Income (Loss)	109,223	1,692	110,915	—	110,915	97,920	(1,201)	96,719	—	96,719
Less: Net Income (Loss) Attributable To Non-Controlling Interest	10,650	—	10,650	—	10,650	7,058	—	7,058	—	7,058

Net Income (Loss) Attributable to Harvest	$98,573	$1,692	$100,265	$—	$100,265	$90,862	$(1,201)	$89,661	—	$89,661

Net Income (Loss) Attributable To Harvest Per Common Share:
Basic earnings (loss) per share
Income (loss) from continuing operations	$0.09	$0.05	$0.14	$0.04	$0.18	$(0.13)	$(0.03)	$(0.16)	$0.02	$(0.14)
Discontinued operations	2.80	—	2.80	(0.04)	2.76	2.80	—	2.80	(0.02)	2.78

Net loss attributable to Harvest	$2.89	$0.05	$2.94	$—	$2.94	$2.67	$(0.03)	$2.64	$—	$2.64

Diluted earnings (loss) per share(h)
Income (loss) from continuing operations	$0.08	$0.04	$0.12	$0.03	$0.15	$(0.11)	$(0.05)	$(0.16)	$0.02	$(0.14)
Discontinued operations	2.40	—	2.40	(0.03)	2.37	2.38	0.42	2.80	(0.02)	2.78

Net loss attributable to Harvest	$2.48	$0.04	$2.52	$—	$2.52	$2.27	0.37	$2.64	$—	$2.64

Comprehensive Income (Loss)	$98,573	$1,692	$100,265	$—	$100,265	$90,862	$(1,201)	$89,661	$—	$89,661

“As Previously Reported” reflects balances reported in the June 30, 2011 and September 30, 2011 Quarterly Report on Form 10-Q. “As Restated” reflects the restated balances prior to discontinued operations presentation.

	Three Months Ended March 31, 2011
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Expenses:
Depreciation and amortization	$124	$—	$124	$(5)	$119
Exploration expense(a)	1,189	110	1,299	(279)	1,020
Impairment expense	—	—	—	—	—
General and administrative	6,675	—	6,675	(174)	6,501

	7,988	110	8,098	(458)	7,640

Income (Loss) From Operations	(7,988)	(110)	(8,098)	458	(7,640)
Other Non-operating Income (Expense)
Investment earnings and other	145	—	145	—	145
Unrealized gain (loss) on warrant derivative (c)	—	(2,516)	(2,516)	—	(2,516)
Interest expense(d)	(2,212)	(1,341)	(3,553)	—	(3,553)
Loss on early extinguishment of debt	—	—	—	—	—
Other non-operating expense	(431)	—	(431)	—	(431)
Loss on exchange rates	(11)	—	(11)	3	(8)

	(2,509)	(3,857)	(6,366)	3	(6,363)
Income (Loss) From Continuing Operations Before Income Taxes	(10,497)	(3,967)	(14,464)	461	(14,003)
Income Tax Expense (Benefit)(f)	222	237	459	—	459

Income (Loss) From Continuing Operations	(10,719)	(4,204)	(14,923)	461	(14,462)
Net Income (Loss) From Equity Affiliate(g)	18,494	(38)	18,456	—	18,456

Net Income (Loss) From continuing Operations	7,775	(4,242)	3,533	461	3,994
Discontinued Operations
Loss from discontinued operations	(3,266)	—	(3,266)	(461)	(3,727)
Gain on sale of oil and gas properties	—	—	—	—	—
Income tax expense	—	—	—	—	—

Loss from discontinued operations	(3,266)	—	(3,266)	(461)	(3,727)

Net Income (Loss)	4,509	(4,242)	267	—	267
Less: Net Income (Loss) Attributable To Non-Controlling Interest(g)	3,427	(8)	3,419	—	3,419

Net Income (Loss) Attributable to Harvest	$1,082	$(4,234)	$(3,152)	$—	$(3,152)

Net Income (Loss) Attributable To Harvest Per Common Share:
Basic earnings (loss) per share
Income (loss) from continuing operations	$0.13	$(0.13)	$—	$0.01	$0.01
Discontinued operations	(0.10)	—	(0.10)	(0.01)	(0.11)

Net loss attributable to Harvest	$0.03	$(0.13)	$(0.10)	$—	$(0.10)

Diluted earnings (loss) per share
Income (loss) from continuing operations	$0.12	$(0.12)	$—	$0.01	$0.01
Discontinued operations	(0.10)	—	(0.10)	(0.01)	(0.11)

Net loss attributable to Harvest	$0.02	$(0.12)	$(0.10)	$—	$(0.10)

Comprehensive Income (Loss)	$1,082	$(4,234)	$(3,152)	$—	$(3,152)

“As Previously Reported” reflects balances reported in the March 31, 2011 Quarterly Report on Form 10-Q. “As Restated” reflects the restated balances prior to discontinued operations presentation.

YTD 2011 Consolidated Statements of Operations and Comprehensive Income (Loss) Corrections:

(a)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense. This amount was offset by a reclassification from exploration expense to impairment of oil and gas properties of $3,335 thousand in the six months ended June 30, 2011 and nine months ended September 30, 2011, respectively, for amounts that were erroneously classified as exploration expense.
(b)	Represents the reclassification from exploration expense to impairment of oil and gas properties for amounts that were erroneously classified as exploration expense.
(c)	Represents changes in fair value of Warrants for the period. Such Warrants were previously classified as equity and were, therefore, not marked to market at the end of each reporting period.
(d)	As a result of the change in the fair value of the Warrants, the original discount allocated to the debt was understated; therefore, the additional amortization of the discount on debt, which is a component of interest expense, was understated for each period the debt was outstanding and income tax improperly classified as interest expense.
(e)	The correction in the fair value of the Warrants and its classification as a liability resulted in an increase discount on debt which also impacted the resulting loss on extinguishment of debt originally recorded in May 2011 when the debt was retired.
(f)	Relates to income tax improperly classified as interest expense.
(g)	Relates to previously identified immaterial error.
(h)	Diluted EPS has been adjusted to reflect an error in the calculation of the weighted average common shares outstanding for dilutive EPS for the six months ended June 30, 2011. The weighted average common shares utilized for the calculation of diluted EPS was erroneously 40,027 thousand rather than 33,992 thousand.

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (UNAUDITED)

(dollars in thousands, except per share data)

	Three Months Ended September 30, 2011					Three Months Ended June 30, 2011
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Expenses
Depreciation and amortization	$111	$—	$111	$(5)	$106	$119	$—	$119	$(5)	$114
Exploration expense(a)	1,575	1,375	2,950	(126)	2,824	4,650	(3,210)	1,440	(160)	1,280
Impairment expense(b)	—	—	—	—	—	—	3,335	3,335	—	3,335
General and administrative	4,291	—	4,291	(288)	4,003	7,049	—	7,049	(219)	6,830

	5,977	1,375	7,352	(419)	6,933	11,818	125	11,943	(384)	11,559

Loss From Operations	(5,977)	(1,375)	(7,352)	419	(6,933)	(11,818)	(125)	(11,943)	384	(11,559)
Other Non-Operating Income (Expense)
Investment earnings and other	159	—	159	—	159	240	—	240	—	240
Unrealized gain (loss) on warrant derivative(c)	—	4,256	4,256	—	4,256	—	7,060	7,060	—	7,060
Interest expense(d)	(806)	—	(806)	—	(806)	(1,704)	(482)	(2,186)	—	(2,186)
Loss on early extinguishment of debt(e)	—	—	—	—	—	(9,682)	(3,450)	(13,132)	—	(13,132)
Other non-operating expense	(316)	—	(316)	—	(316)	(244)	—	(244)	—	(244)
Loss on exchange rates	(43)	—	(43)	7	(36)	(32)	—	(32)	—	(32)

	(1,006)	4,256	3,250	7	3,257	(11,422)	3,128	(8,294)	—	(8,294)

Income (Loss) From Continuing Operations Before Income Taxes	(6,983)	2,881	(4,102)	426	(3,676)	(23,240)	3,003	(20,237)	384	(19,853)
Income Tax Expense (Benefit)(f)	226	(12)	214	—	214	260	—	260	—	260

Income (Loss) From Continuing Operations	(7,209)	2,893	(4,316)	426	(3,890)	(23,500)	3,003	(20,497)	384	(20,113)
Net Income (Loss) From Equity Affiliate(g)	18,476	—	18,476	—	18,476	18,246	38	18,284	—	18,284

Net Income (Loss) From Continuing Operations	11,267	2,893	14,160	426	14,586	(5,254)	3,041	(2,213)	384	(1,829)
Discontinued Operations
Income from discontinued operations	—	—	—	(426)	(426)	480	—	480	(384)	96
Gain on sale of oil and gas properties	36	—	36	—	36	103,933	—	103,933	—	103,933
Income tax expense	—	—	—	—	—	(5,748)	—	(5,748)	—	(5,748)

Gain from discontinued operations	36	—	36	(426)	(390)	98,665	—	98,665	(384)	98,281

Net Income	11,303	2,893	14,196	—	14,196	93,411	3,041	96,452	—	96,452
Less: Net Income (Loss) Attributable to Noncontrolling Interest(g)	3,592	—	3,592	—	3,592	3,631	8	3,639	—	3,639

Net Income Attributable To Harvest	$7,711	$2,893	$10,604	$—	$10,604	$89,780	$3,033	$92,813	$—	$92,813

Net Income (Loss) Attributable to Harvest Per Common Share:
Basic earnings (loss) per share
Income (loss) from continuing operations	$0.23	$0.08	$0.31	$0.01	$0.32	$(0.26)	$0.09	$(0.17)	$0.01	$(0.16)
Discontinued operations	—	—	—	(0.01)	(0.01)	2.90	—	2.90	(0.01)	2.89

Net loss attributable to Harvest	$0.23	$0.08	$0.31	$—	$0.31	$2.64	$0.09	$2.73	$—	$2.73

Diluted earnings (loss) per share(h)
Income (loss) from continuing operations	$0.20	$0.08	$0.28	$0.01	$0.29	$(0.22)	$0.05	$(0.17)	$0.01	$(0.16)
Discontinued operations	—	—	—	(0.01)	(0.01)	2.45	0.45	2.90	(0.01)	2.89

Net loss attributable to Harvest	$0.20	$0.08	$0.28	$—	$0.28	$2.23	$0.50	$2.73	$—	$2.73

Comprehensive Income	$7,711	$2,893	$10,604	$—	$10,604	$89,780	$3,033	$92,813	$—	$92,813

“As Previously Reported” reflects balances reported in the March 31, 2011, June 30, 2011 and September 30, 2011 Quarterly Report on Form 10-Q. “As Restated” reflects the restated balances prior to discontinued operations presentation.

Quarter 2011 Consolidated Statements of Operations and Comprehensive Income (Loss) Corrections:

(a)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense. For the three months ended June 30, 2011, this amount was offset by a reclassification from exploration expense to impairment of oil and gas properties of $3,335 thousand for amounts that were erroneously classified as exploration expense.
(b)	Represents the reclassification from exploration expense to impairment of oil and gas properties for amounts that were erroneously classified as exploration expense.
(c)	Represents changes in fair value of Warrants for the period. Such Warrants were previously classified as equity and were, therefore, not marked to market at the end of each reporting period.
(d)	As a result of the change in fair value of the Warrants, the original discount allocated to the debt was understated; therefore, the additional amortization of the discount on debt, which is a component of interest expense, was understated for each period the debt was outstanding.
(e)	The correction in the fair value of the Warrants and its classification as a liability resulted in an increase discount on debt which also impacted the resulting loss on extinguishment of debt originally recorded in May 2011 when the debt was retired.
(f)	Income tax effects of the adjustments.
(g)	Relates to previously identified immaterial error.
(h)	Diluted EPS has been adjusted to reflect an error in the calculation of the weighted average common shares outstanding for dilutive EPS for the three months ended June 30, 2011. The weighted average common shares utilized for the calculation of diluted EPS was erroneously 40,260 thousand rather than 34,039 thousand.

CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)

(dollars in thousands, except per share data)

	Nine Months Ended September 30, 2011		Six Months Ended June 30, 2011		Three Months Ended March 31, 2011
	As Previously	As	As Previously	As	As Previously	As
	Reported	Restated	Reported	Restated	Reported	Restated
Cash Flows From Operating Activities:
Net income	$109,223	$110,915	$97,920	$96,719	$4,509	$267
Adjustments to reconcile net income to net cash used in operating activities:
Depletion, depreciation and amortization	1,164	1,164	1,053	1,053	934	934
Impairment of long-lived assets(a)	4,707	1,440	4,707	1,440	1,440	1,440
Impairment of oil and gas properties costs(a)	—	3,335	—	3,335	—	—
Amortization of debt financing costs	753	753	530	530	270	270
Amortization of discount on debt(b)	816	2,876	816	2,876	538	2,116
Gain on sale of assets	(103,969)	(103,969)	(103,933)	(103,933)	—	—
Loss on early extinguishment of debt(c)	7,533	10,983	7,533	10,983	—	—
Net income from unconsolidated equity affiliate(d)	(55,216)	(55,216)	(36,740)	(36,740)	(18,494)	(18,456)
Share-based compensation charges	3,659	3,659	2,673	2,673	1,114	1,114
Unrealized (gain) loss on warrant derivative(e)	—	(8,800)	—	(4,544)	—	2,516
Other current liabilities(i)	—	425	—	425	—	425
Changes in operating assets and liabilities:
Accounts and notes receivables	(5,971)	(5,971)	(2,887)	(2,887)	(3,696)	(3,696)
Advances to equity affiliate(h)	(582)	—	(296)	—	(146)	—
Prepaid expenses and other	2,330	2,330	3,061	3,061	2,600	2,600
Other assets(f)	—	(876)	—	(62)	—	(34)
Accounts payable – trade	6,558	6,558	8,168	8,168	2,119	2,119
Accrued expenses	(1,533)	(1,533)	(2,469)	(2,469)	2,071	2,071
Accrued interest(i)	(1,269)	(1,665)	(418)	(814)	(925)	(1,158)
Other long-term liabilities	(877)	(877)	(701)	(701)	434	434
Income taxes payable(j)	2,834	2,793	6,061	6,032	211	182

Net Cash Used In Operating Activities	(29,840)	(31,676)	(14,922)	(14,855)	(7,021)	(6,856)

Cash Flows From Investing Activities:
Proceeds from sale of assets	217,833	217,833	217,833	217,833	—	—
Additions of property and equipment(g)	(58,474)	(56,932)	(28,067)	(27,900)	(8,361)	(8,414)
Additions to assets held for sale	(31,422)	(31,422)	(31,742)	(31,742)	(15,633)	(15,633)
Proceeds from sale of equity affiliate	1,385	1,385	1,385	1,385	1,273	1,273
Advances to equity affiliate(h)	—	(582)	—	(296)	—	(146)
Increase (decrease) in restricted cash	—	—	(7,323)	(7,323)	(4,490)	(4,490)
Investment costs(f)	(876)	—	(62)	—	(34)	—

Net Cash Provided By (Used In) Investing Activities	128,446	130,282	152,024	151,957	(27,245)	(27,410)

Cash Flows From Financing Activities:
Net proceeds from issuances of common Stock	924	924	416	416	416	416
Proceeds from long term debt	(60,000)	(60,000)	(60,000)	(60,000)	—	—
Financing costs	(189)	(189)	(189)	(189)	(189)	(189)

Net Cash Provided By (Used In) Financing Activities	(59,265)	(59,265)	(59,773)	(59,773)	227	227

Net Increase (Decrease) In Cash and Cash Equivalents	39,341	39,341	77,329	77,329	(34,039)	(34,039)
Cash and Cash Equivalents at Beginning of Period	58,703	58,703	58,703	58,703	58,703	58,703

Cash and Cash Equivalents at End of Period	$98,044	$98,044	$136,032	$136,032	$24,664	$24,664

“As Previously Reported” reflects balances reported in the March 31, 2011, June 30, 2011 and September 30, 2011 Quarterly Report on Form 10-Q. “As Restated” reflects the final restated balances.

2011 Consolidated Statements of Cash Flows Corrections:

(a)	Represents the reclassification from impairment of long-lived assets to impairment of oil and gas properties for amounts that were erroneously classified as impairment of long-lived assets.
(b)	As a result of the change in the fair value of the Warrants, the original discount allocated to the debt was understated; therefore, the additional amortization of the discount on debt was understated for each period the debt was outstanding.
(c)	The correction in the fair value of the Warrants and its classification as a liability resulted in an increased discount on debt which also impacted the resulting loss on extinguishment of debt originally recorded in May 2011 when the debt was retired.
(d)	Relates to previously identified immaterial error.
(e)	Represents changes in fair value of Warrants for the period. Such Warrants were previously classified as equity and were, therefore, not marked to market at the end of each reporting period.
(f)	Relates to certain costs improperly classified as an investing activity rather than an operating activity.
(g)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
(h)	Relates to the improper classification of Advances to Equity Affiliate as an operating activity rather than an investing activity.
(i)	Relates to income tax payable improperly classified as interest payable.
(j)	Income tax effect of the adjustments and income tax payable improperly classified as interest payable.

In addition to the above, we have restated Operating Segments to reflect the errors stated above and (a) reclassify noncontrolling interest from United States segment to Venezuela segment, (b) eliminate intrasegment receivables erroneously reported gross of related intrasegment payable, and (c) eliminate intrasegment revenues erroneously reported gross of related intrasegment expense.

	Nine Months Ended September 30, 2011
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Segment Income (Loss) Attributable to Harvest
Venezuela	$41,247	$—	$41,247	$—	$41,247
Indonesia(b)	(4,571)	(1,097)	(5,668)	—	(5,668)
Gabon(c)	(1,679)	(290)	(1,969)	—	(1,969)
Oman	(1,589)	—	(1,589)	1,589	—
United States(d)	(30,270)	3,079	(27,191)	(318)	(27,509)

Net income (loss) from continuing operations	3,138	1,692	4,830	1,271	6,101
Discontinued operations	95,435	—	95,435	(1,271)	94,164

Net income (loss) attributable to Harvest	$98,573	$1,692	$100,265	$—	$100,265

	Six Months Ended June 30, 2011
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Segment Income (Loss) Attributable to Harvest
Venezuela	$27,329	$—	$27,329	$—	$27,329
Indonesia	(3,014)	—	(3,014)	—	(3,014)
Gabon(c)	(1,059)	(235)	(1,294)	—	(1,294)
Oman	(1,045)	—	(1,045)	1,045	—
United States(d)	(26,748)	(966)	(27,714)	(200)	(27,914)

Net income (loss) from continuing operations	(4,537)	(1,201)	(5,738)	845	(4,893)
Discontinued operations	95,399	—	95,399	(845)	94,554

Net income (loss) attributable to Harvest	$90,862	$(1,201)	$89,661	$—	$89,661

	Three Months Ended March 31, 2011
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Segment Income (Loss) Attributable to Harvest
Venezuela(a)	$13,214	$74	$13,288	$—	$13,288
Indonesia	(1,418)	—	(1,418)	—	(1,418)
Gabon(c)	(342)	(110)	(452)	—	(452)
Oman	(556)	—	(556)	556	—
United States(d)	(6,550)	(4,198)	(10,748)	(95)	(10,843)

Net income (loss) from continuing operations	4,348	(4,234)	114	461	575
Discontinued operations	(3,266)	—	(3,266)	(461)	(3,727)

Net income (loss) attributable to Harvest	$1,082	$(4,234)	$(3,152)	$—	$(3,152)

(a)	Relates to a previously identified immaterial error.
(b)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense and elimination of intrasegment revenue erroneously reported gross of related intrasegment expense.
(c)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
(d)	Represents (a) change in fair value of the Warrants for the reporting period, (b) understatement of interest expense and debt discount which resulted from the improper classification of the Warrants, (c) lease maintenance costs erroneously capitalized as oil and gas properties rather than expensed to exploration expense, and (d) for the periods ended June 30, 2011 and September 30, 2011, changes in the loss on extinguishment of debt due to the correction in discount on debt related to the improper classification of the Warrants.

	Three Months Ended September 30, 2011					Three Months Ended June 30, 2011
	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported	As Previously Reported	Adjustments	As Restated	Discontinued Operations	Currently Reported
Segment Income (Loss) Attributable to Harvest
Venezuela(a)	$13,918	$—	$13,918	$—	$13,918	$14,115	$(74)	$14,041	$—	$14,041
Indonesia(b)	(1,557)	(1,097)	(2,654)	—	(2,654)	(1,596)	—	(1,596)	—	(1,596)
Gabon(c)	(620)	(55)	(675)	—	(675)	(717)	(125)	(842)	—	(842)
Oman	(544)	—	(544)	544	—	(489)	—	(489)	489	—
United States(d)	(3,522)	4,045	523	(118)	405	(20,198)	3,232	(16,966)	(105)	(17,071)

Net income (loss) from continuing operations	7,675	2,893	10,568	426	10,994	(8,885)	3,033	(5,852)	384	(5,468)
Discontinued operations	36	—	36	(426)	(390)	98,665	—	98,665	(384)	98,281

Net income (loss) attributable to Harvest	$7,711	$2,893	$10,604	$—	$10,604	$89,780	$3,033	$92,813	$—	$92,813

(a)	Relates to a previously identified immaterial error.
(b)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense and elimination of intrasegment revenue erroneously reported gross of related intrasegment expense.
(c)	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
(d)	Represents (a) changes in fair value of the Warrants for the reporting period, (b) understatement of interest expense and debt discount which resulted from the improper classification of the Warrants, (c) lease maintenance costs erroneously capitalized as oil and gas properties rather than expensed to exploration expense, and (d) for the periods ended June 30, 2011 and September 30, 2011, changes in the loss on extinguishment of debt due to the correction in discount on debt related to the improper classification of the Warrants.